SHARE-BASED COMPENSATION - Binomial option pricing model assumptions (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.00002	$ 0.00002	$ 0.00002
Expected volatility minimum	51.00%	51.60%	50.80%
Expected volatility maximum	52.20%	52.10%	52.60%
Excepted term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate minimum	1.90%	1.10%	2.30%
Risk-free interest rate maximum	2.30%	1.60%	3.50%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of ordinary shares (US$)	$ 22.33	$ 20.67	$ 3.77
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of ordinary shares (US$)	$ 5.51	$ 3.77	$ 3.04